COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION
NOTE 5: COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION